Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Revenue
The following table presents the disaggregation of the Corporation's revenue on the consolidated statements of earnings by geography and substantially autonomous utility operations.

($ millions)	2025	2024
Electric and gas revenue
United States
ITC	2,470	2,205
UNS Energy	2,646	2,731
Central Hudson	1,588	1,366
Canada
FortisBC Energy	1,766	1,538
FortisAlberta	793	770
FortisBC Electric	504	481
Newfoundland Power	795	770
Maritime Electric	296	277
FortisOntario	245	235
Caribbean
Caribbean Utilities	396	402
FortisTCI (Note 21)	85	118
Total electric and gas revenue	11,584	10,893
Other services revenue	316	350
Revenue from contracts with customers	11,900	11,243
Alternative revenue	151	169
Other revenue	119	96
Total revenue	12,170	11,508